Earnings per Share ("EPS") (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings per Share (EPS) [Abstract]
Net loss	$ (16,953,032)	$ (17,557,125)	$ (283,498,759)
Less: Net loss attributable to non-vested share awards	351,877	444,326	7,644,949
Net loss attributable to common shareholders	$ (16,601,155)	$ (17,112,799)	$ (275,853,810)
Denominators
Weighted average common shares outstanding, basic and diluted	12,639,128	6,035,910	5,793,792
Net loss per common share:
Net loss per common share, basic and diluted:	$ (1.31)	$ (2.84)	$ (47.61)